Financial risk management - Summary of Market Volatility Risk (Details) - Market risk $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Contingent Consideration Liability
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes due to increase	$ 60,531
Impact on loss before income taxes due to decrease	(55,828)
Class C Shares Liability | Class C-1 Ordinary Shares
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes due to increase	800
Impact on loss before income taxes due to decrease	(960)
Class C Shares Liability | Class C-2 American Depositary Shares
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes due to increase	450
Impact on loss before income taxes due to decrease	$ (540)